Leases (Details) - Schedule of financial position - USD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2022	Jun. 30, 2022
Right-of-use assets
Right-of-use assets	[1]	$ 255,074
Depreciation		(31,234)
Net carrying amount		$ 223,840

[1]	During the half year ended 31 December 2022, the Company entered into a new lease agreement for its corporate head office. The lease has a four-year term.